Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Share Capital

(In thousands, except share and per share data)	NOTES	Number of shares	Amount
Authorized:
As of June 30, 2025, December 31, 2025, and June 30, 2026	(i)	130,000,000	$1,300

Issued and fully paid:
As of January 1, 2025		1,102,792	$11
Class A Ordinary Shares issued to board members for board fees		556	—
As of June 30, 2025		1,103,348	$11

As of January 1, 2026		2,147,105	21
Shares issued to employees for compensation		48,730	1
Shares issued to board members for board fees		7,138	—
Shares issued on exercise of share options		11,991	—
As of June 30, 2026		2,214,964	$22

Note i: Pursuant to Apollomics’ sixth amended and restated memorandum and articles of association, as amended as a result of the Apollomics’ 2024 Extraordinary General Meeting of Shareholders, the authorized share capital of Apollomics increased to 130,000,000 shares, comprised of 100,000,000 Class A Ordinary Shares, and 20,000,000 Class B Ordinary Shares, and 10,000,000 preference shares, par value $0.01 per share.